Offsets	Sep. 10, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-273347
Initial Filing Date	Jul. 20, 2023
Fee Offset Claimed	$ 21,530.46
Explanation for Claimed Amount	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant hereby offsets the total registration fee due under this registration statement by $21,530.46 (calculated at the fee rate in effect at the date of the registrant's prior registration statement on Form S-3 (File No. 333-273347), or the Prior Registration Statement), which represents the portion of the registration fee previously paid with respect to $195,376,256 of unsold securities previously registered under the Prior Registration Statement, following the termination of the offering that included the unsold securities associated with the claimed offset under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Pluri Inc.
Form or Filing Type	S-3
File Number	333-273347
Filing Date	Jul. 20, 2023
Fee Paid with Fee Offset Source	$ 21,530.46